Statements of Financial Condition (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General Partner Units, units outstanding (shares)	7,460.6309	7,460.6309
Series A
Limited Partners Units, units outstanding (shares)	164,417.4673	236,423.1119	269,518.2687
Series B
Limited Partners Units, units outstanding (shares)	86,507.9830	110,409.9497	140,857.9391
Series C
Limited Partners Units, units outstanding (shares)	27,732.4319	17,608.2983
Series I
Limited Partners Units, units outstanding (shares)	120,105.4790	219,781.2927	237,052.9763